Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income/(Loss)	$ 185,935,769	$ 5,426,409	$ 710,458	$ (36,798,419)
Adjustments to Reconcile Net Income/(Loss) to Net Cash Used in Operating Activities:
Depreciation Expense	832,476	984,329	1,284,653	1,430,240
Amortization of operating lease right-of-use assets	304,217	365,088	508,156	492,806
Loss on disposal of property and equipment	481,008	37,154	241,541	43,290
Non-cash Warrant Issued	1,133,663		8,828
Change in Fair Value of Intangible Digital Assets	(245,841,410)
Gain on Investment		(3,421,222)	(3,421,222)
Change in Fair Value of Convertible Notes		(8,324,198)	(14,028,067)	22,764,854
Change in Fair Value of Warrant Liabilities		(1,734,308)	(736,580)	240,159
Change in Fair Value of Contingency Liabilities	62,424	(457,127)
Non-cash Interest Expense	(905,048)	312,571	346,436	435,373
Non-cash Shares in lieu of Services	125,000
Non-cash Share-based Compensation	3,050,662		4,892,110	18,594
Non-cash Deferred Income Tax Expense	49,426,794
Changes in Operating Assets and Liabilities:
Accounts Receivable	436,115	421,444	83,042	(227,218)
Inventory	191,297	286,343	1,409,180	885,547
Other Current Assets	379,038	(36,518)	(115,741)	61,230
Other Long Term Assets	13,701		13,151	76,270
Accounts Payable	(1,910,982)	473,729	(672,348)	1,078,467
Intangible Digital Assets	(986,680)
Other Current Liabilities	(28,878)	(134,204)	(1,151,329)	1,691,432
Operating Lease Liabilities	(331,571)	(427,373)	(587,891)	(672,371)
Other Long-Term Liabilities	(189,500)
Net Cash Used in Operating Activities	(7,821,905)	(6,227,883)	(11,215,623)	(8,479,746)
Cash Flow from Investing Activities
Purchase of Intangible Digital Assets	(21,000,000)
Proceeds from Purchase of Thinking Tree Spirits		5,090	5,090
Purchase of Property and Equipment	(74,754)	(32,125)	(106,421)	(26,512)
Proceeds from Sale of Asset	127,741			2,400
Net Cash Provided by/(Used in) Investing Activities	(20,947,013)	(27,035)	(101,331)	(24,112)
Cash Flow from Financing Activities
Proceeds from PIPE Sale of Prepaid Warrants,net	30,076,795
Proceeds from Notes Payable (including factoring agreements)		694,914	694,914	250,000
Proceeds from Whiskey Notes (including proceeds from related party Whiskey Notes of $0 and $1,100,000 for the nine months ended September 30, 2025 and 2024, respectively)		3,655,870	3,655,870	2,975,000
Proceeds from Convertible Notes (including proceeds from related party convertible notes of $0 and $4,675,000 for the years ended December 31, 2024 and 2023, respectively)				5,590,000
Repayment of Notes Payable	(7,820,765)	(139,255)	(1,723,386)	(183,062)
Proceeds from Initial Public Offering of Common Stock, net of Underwriting Commission			5,960,000
Expenses related to Initial Public Offering, recorded to Additional Paid-in-Capital, net against IPO Proceeds			(313,467)
Proceeds from Private Placement of Common Warrants			1,397,998
Proceeds from Private Placement of Preferred Stock and warrants			2,025,000
Common Stock Shares Repurchased		(3,690)	(3,690)	(11,340)
Proceeds from ELOC Sales of Common Stock	4,817,235
Proceeds from Warrants Exercised	355
Deferred Transaction Costs associated with S-1 Filing		(22,954)		(262,896)
Net Cash Provided by/(Used in) Financing Activities	29,990,430	6,209,885	11,693,239	8,357,702
Net Increase/(Decrease) in Cash	1,221,512	(45,033)	376,284	(146,156)
Cash – Beginning of Period	453,162	76,878	76,878	223,034
Cash – End of Period	1,674,674	31,845	453,162	76,878
Cash Paid during the Period for:
Interest Expense	911,240	1,584,729	2,189,265	2,091,366
Income Tax Expense	3,122	9,150	1,650	7,000
Supplemental Schedule of Non-cash Investing and Financing Activities:
Purchase of $IP Tokens with USDC	59,000,184
Sale of Prepaid Warrants for $IP Tokens and USDC in PIPE Offering	188,357,783
Series A Preferred Stock and Warrants Issued in Exchange for Barrels and Inventory		1,265,600	1,265,600
Preferred Stock and Warrants Issued in Exchange for Factoring Agreement Notes Payable Including Interest and Fees			719,919
Preferred Stock Issued in Exchange for Warrants			9
Conversion of 2022 and 2023 Convertible Notes to Equity			15,278,168
2022 Convertible Notes Warrants reclassified from Liability to Equity			1,873,000
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity			11,784,068
Series A Preferred Stock and Warrants Issued in Exchange for factoring agreement notes payable including interest		719,919
Series B Preferred Stock Issued in Exchange for Series A Preferred Stock	4,092,567
Series B Preferred Stock Issued in Exchange for Prepaid Warrants	559,180
Issued Warrants for Debt Settlements	4,097,287
Exercise of Prepaid Warrants to Purchase Common Stock	11
Exercise of Common Warrants to Purchase Common Stock	7		32
Common Stock Exchanged for Prepaid Warrants (2022 and 2023 Convertible Notes)			193
Common Stock Exchanged for Prepaid Warrants (Whiskey Notes and related Warrant Liabilities)			197
Prepaid Warrants Issued in Exchange for Common Stock			3
Exchange of Prepaid Warrants to Purchase Common Stock for Series B Preferred Stock	4
Exchange of Series A Preferred Stock and Related Warrants for Series B Preferred Stock	42
RSUs Vested	275
Right-of-use Assets Obtained in Exchange for New Operating Lease Liabilities	(201,133)	152,821	152,821	290,060
Unpaid Property and Equipment Additions		43,081	204,366	194,366
Deferred Transaction Costs Associated with S-1 Filing in Accounts Payable and Other Current Liabilities		290,204	1,676,494	1,020,004
Deferred Transaction Costs Applied Against IPO Proceeds			2,054,454
Common Stock Issued in Conjunction with Acquisition of Thinking Tree Spirits			$ 670,686
Series A Preferred Stock
Cash Flow from Financing Activities
Proceeds from Private Placement of Series A Preferred Stock (and warrants)		2,025,000
Series B Preferred Stock
Cash Flow from Financing Activities
Proceeds from Private Placement of Series A Preferred Stock (and warrants)	$ 2,916,810